September 2011

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE: CML Variable Annuity Account B

File No. 811-01918, CIK 0000021167

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the Act), the above referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners reports for the underlying management investment company listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the investment company listed below filed a report on Form N-CSR with the Securities and Exchange Commission on the date indicated. This filing is hereby incorporated by reference.

Investment Company	CIK	Date Filed
Panorama Series Fund, Inc.	0000355411	8/23/2011

/s/ Richard J. Byrne
Richard J. Byrne Vice President
Massachusetts Mutual Life Insurance Company